Shareholder Report, Average Annual Return (Details)	12 Months Ended	31 Months Ended
	Jul. 31, 2024	Jul. 31, 2024
Cultivar ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%	5.18%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.07%	8.23%
Cultivar ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent	6.35%	5.20%